INTELLECTUAL PROPERTY	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTELLECTUAL PROPERTY

NOTE 4: INTELLECTUAL PROPERTY

The following table summarizes the components of our intellectual property as of the dates presented:

	September 30, 2023	December 31, 2022
Intellectual property:
WordPress® GDPR rights	$46,800	$46,800
ARALOC®	1,850,000	1,850,000
ArcMail®	1,445,000	1,445,000
DataExpress®	1,388,051	1,388,051
FileFacets®	135,000	135,000
IntellyWP™	60,000	60,000
Resilient Network Systems	305,000	305,000
	5,229,851	5,229,851
Accumulated amortization	(5,149,517)	(4,775,520)
Intellectual property, net of accumulated amortization	$80,334	$454,331

We recognized amortization expense of $124,663 and $230,272 for the three months ended September 30, 2023, and 2022, respectively.

We recognized amortization expense of $373,998 and $690,816 for the nine months ended September 30, 2023, and 2022, respectively.

Based on the carrying value of definite-lived intangible assets as of September 30, 2023, we estimate our amortization expense for the next five years will be as follows:

Amortization
Expense
Year ended December 31,
2023 (excluding the nine months ended September 30, 2023)	$37,584
2024	27,000
2025	15,750
Thereafter	-
$80,334

NOTE 5: INTELLECTUAL PROPERTY

On February 7, 2019, the Company entered into an Exclusive License and Management Agreement (the “License Agreement”) with WALA, INC., which conducts business under the name ArcMail Technology (“ArcMail”). Under the License Agreement, the Company was granted the exclusive right and license to receive all benefits from the marketing, selling and licensing, of the ArcMail business products, including, without limitation, the good will of the business. The term of the License Agreement is twenty-seven (27) months, with the following payments to be made by the Company to ArcMail: (i) $200,000 upon signing the License Agreement; (ii) monthly payments starting 30 days after the execution of the License Agreement in the amount of $25,000 per month during months 1-6; (iii) monthly payments in the amount of $30,000 per month during months 7-17; and (iii) in month 18, final payment in the amount of $765,000. As of December 31, 2019, the balance of payments due under the License Agreement was $1,094,691. In connection with the execution of the License Agreement, two other agreements were also executed: (a) a Stock Purchase Rights Agreement, under which the Company has the right, though not the obligation, to acquire 100% of the issued and outstanding shares of stock of ArcMail from Rory Welch, the CEO of ArcMail (the right can be exercised over a period of 27 months); and (b) a Business Covenants Agreement, under which ArcMail and Mr. Welch agreed to not compete with the Company’s use of the ArcMail business under the License Agreement for a period of twenty-four (24) months. Mr. Welch shall continue to serve as ArcMail’s CEO. The Company has not purchased any outstanding shares under the Stock Purchase Rights Agreement. As of September 30, 2020, the Company terminated all agreements with Mr. Welch and ArcMail. The Company continued to use all assets under the License Agreement and was finalizing an agreement with the creditors of Mr. Welch and ArcMail (the creditors have taken ownership of the assets) for the Company’s continued use of all assets. During the year ended December 31. 2021, the Company reached the agreement and issued notes payable of $1,404,000 to settle license fee payable of $1,094,691. As a result, the Company recorded a loss on settlement of debt of $309,309.

On August 13, 2020, the Company entered into an Asset Purchase Agreement to acquire certain assets collectively known as FileFacets™, a Software-as-a-Service (SaaS) platform that performs sophisticated data discovery and content search of structured and unstructured data within corporate networks, servers, content management systems, email, desktops and laptops. The total purchase price was $135,000, which amount was paid in full at the closing of the transaction.

On September 21, 2020, the Company entered into an Asset Purchase Agreement with the owners of a business known as IntellyWP™, to acquire the intellectual property rights and certain assets collectively known as IntellyWP™, an Italy-based developer that produces WordPress plug-ins that enhance the overall user experience for webmaster and end users. The total purchase price of $135,000 consists of: (i) a $55,000 cash payment at closing; (ii) a cash payment of $40,000 upon completion of certain training; and, (iii) a cash payment of $40,000 upon the Company collecting $25,000 from the assets acquired in the subject transaction.

On October 8, 2020, the Company entered into an Asset Purchase Agreement with Resilient Network Systems, Inc. (“RNS”) to acquire the intellectual property rights and certain assets collectively known as Resilient Networks™, a Silicon Valley based SaaS platform that performs SSO and adaptive access control “on the fly” with sophisticated and flexible policy workflows for authentication and authorization. The total purchase price of $305,000 consists of: (i) a $125,000 cash payment at closing; and, (ii) the issuance of 31,915 shares of our common stock to RNS.

The following table summarizes the components of the Company’s intellectual property as of the dates presented:

	December 31,	December 31,
	2022	2021
Intellectual property:
WordPress® GDPR rights	$46,800	$46,800
ARALOC™	1,850,000	1,850,000
ArcMail License	1,445,000	1,445,000
DataExpressTM	1,388,051	1,388,051
FileFacetsTM	135,000	135,000
IntellyWP™	60,000	135,000
Resilient Network Systems	305,000	305,000
	5,229,851	5,304,851
Accumulated amortization	(4,775,520)	(3,960,032)
Impairment	-	(75,000)
Intellectual property, net of accumulated amortization	$454,331	$1,269,819

The Company recognized amortization expense of approximately $815,488 and $966,088 for the years ended December 31, 2022 and 2021, respectively, recorded as general and administrative expense.

During the year ended December 31, 2021 the Company determined that IntellyWPTM should be impaired because of the reduction in sales from this service. Accordingly, the Company estimated the undiscounted future cash flows to be generated by IntellyWPTM to be an immaterial amount, which was less than the carrying amount of IntellyWPTM of $75,000. This resulted in a $75,000 write-down of the assets, which was reflected as a separate line item in the income statement.

Based on the carrying value of definite-lived intangible assets as of December 31, 2022, we estimate our amortization expense for the next five years will be as follows:

Amortization
Year Ended December 31,	Expense
2023	411,581
2024	27,000
Thereafter	15,750
454,331